DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS [Abstract]
Schedule of Discontinued Operations

A summary of the Company's assets and liabilities from discontinued operations as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$323
Accounts receivable, net	-	529
Prepaid expenses and other current assets	-	185
Total current assets from discontinued operations	-	1,037

Property and equipment, net	-	34
Other assets	-	335
Total assets from discontinued operations	$-	$1,406

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$-	$158
Accrued expenses and other current liabilities	-	1,620
Income taxes payable	1,937	1,866
Total current liabilities from discontinued operations	$1,937	$3,644

A summary of the Company's results from discontinued operations for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31,
	2012	2011	2010

Revenue	$2,752	$5,604	$6,071
Cost of revenue	3,203	7,447	6,938
EXCESS OF COSTS OF REVENUES OVER REVENUE	(451)	(1,843)	(867)
Selling, general and administrative expenses	480	435	705
OPERATING LOSS	(931)	(2,278)	(1,572)
Other income (expense), net	(65)	2,146	(92)
Income tax benefit	-	2,919	155
Income (loss) from discontinued operations	$(996)	$2,787	$(1,509)